Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 239,587	$ 183,350
Noninterest checking, percent of total	30.10%	27.20%
Interest checking, weighted average rate	0.12%	0.13%
Interest checking, amount	$ 138,709	$ 96,341
Interest checking, percent of total	17.40%	14.30%
Savings accounts, weighted average rate	0.06%	0.08%
Savings accounts, amount	$ 100,209	$ 80,054
Savings accounts, percent of total	12.60%	11.90%
Money market accounts, weighted average rate	0.25%	0.65%
Money market accounts, amount	$ 214,300	$ 187,517
Money market accounts, percent of total	27.00%	27.80%
Amount	$ 692,805	$ 547,262
Percent of total	87.10%	81.20%
Certificates, amount	$ 102,399	$ 126,608
Certificates, percent of total	12.90%	18.80%
Total certificates, weighted average rate	1.14%	1.84%
Total deposits, weighted average rate	0.25%	0.56%
Total deposits	$ 795,204	$ 673,870
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 56,001	$ 22,499
Certificates, percent of total	7.00%	3.30%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 20,613	$ 38,097
Certificates, percent of total	2.60%	5.70%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 21,973	$ 61,936
Certificates, percent of total	2.80%	9.20%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 3,812	$ 4,076
Certificates, percent of total	0.50%	0.60%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%